Acquisitions (Acquisitions Costs, by Acquisition) (Details) Share data in Millions, unless otherwise specified		0 Months Ended	8 Months Ended	12 Months Ended		0 Months Ended	12 Months Ended	0 Months Ended		12 Months Ended		0 Months Ended	12 Months Ended	0 Months Ended	12 Months Ended
	Dec. 31, 2012 USD ($)	May 15, 2012 Apex Systems USD ($)	Dec. 31, 2012 Apex Systems USD ($)	Dec. 31, 2012 Apex Systems USD ($)	Sep. 30, 2012 Apex Systems USD ($)	Jul. 31, 2011 HCP USD ($)	Dec. 31, 2011 HCP USD ($)	Feb. 28, 2011 Valesta USD ($)	Feb. 28, 2011 Valesta EUR (€)	Dec. 31, 2011 Valesta USD ($)	Dec. 31, 2012 Valesta USD ($)	Jul. 19, 2010 Sharpstream USD ($)	Dec. 31, 2010 Sharpstream USD ($)	Apr. 16, 2010 Cambridge [Member] USD ($)	Dec. 31, 2010 Cambridge [Member] USD ($)
Business Acquisition [Line Items]
Effective Date of Acquisition		May 15, 2012				Jul. 31, 2011		Feb. 28, 2011	Feb. 28, 2011			Jul. 19, 2010		Apr. 16, 2010
Name of Acquired Entity		Apex Systems, Inc.				HealthCare Partners, Inc. (HCP)		Warphi N.V. and its subsidiaries (collectively, Valesta)	Warphi N.V. and its subsidiaries (collectively, Valesta)			Sharpstream Holdings Limited (Sharpstream)		The Cambridge Group Ltd. and Cambridge Contract Staffing Group, Inc. (Cambridge)
Description of Acquired Entity		a privately-owned provider of information technology staffing headquartered in Richmond, Virginia.				a privately-owned provider of physician staffing headquartered in Atlanta, Georgia		a privately-owned provider of specialized clinical research staffing headquartered in Belgium	a privately-owned provider of specialized clinical research staffing headquartered in Belgium			a privately-owned provider of search services for executives to middle managers in the life sciences sector		a Connecticut-based privately-held provider of specialized staffing services
Reason for Business Combination		The primary reason for the acquisition was to expand the Company's information technology staffing services.				The primary reasons for the acquisition were to expand the Physician segment business operations geographic coverage and to leverage the Company’s infrastructure.		The primary reasons for the acquisition were to expand the Life Sciences business operations and to leverage the Company’s infrastructure	The primary reasons for the acquisition were to expand the Life Sciences business operations and to leverage the Company’s infrastructure			The primary reasons for the Sharpstream acquisition were to expand our Life Sciences business operations, further expand our global presence and to leverage the Company’s infrastructure.		The primary reasons for the Cambridge acquisition were to expand our Life Sciences, Oxford, and Physician business operations and to leverage the Company’s infrastructure.
Purchase price		$ 610,800,000				$ 19,100,000		$ 23,700,000				$ 8,600,000		$ 7,600,000
Cost of acquired entity, cash paid		385,000,000			300,000	15,700,000		16,800,000				7,200,000		5,300,000
Shares of Company's common stock issued (in shares)		14.3
Acquisition costs expensed				9,800,000			57,000			400,000			100,000		100,000
Revenues of acquiree included in statement of operations			508,700,000
Net loss of acquiree included in statement of operations			(7,300,000)
Potential future earn-out consideration						3,400,000		6,900,000				1,400,000		2,300,000
Maximum earn-out capped	$ 9,100,000					$ 3,700,000			€ 5,000,000		$ 6,600,000